Commitments and Contingencies (Schedule of Operating Commitments) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Operating Commitments [Line Items]
Rental expenses	$ 30,200,000	$ 23,100,000	$ 17,700,000
Bandwidth leasing [Member]
Operating Commitments [Line Items]
2014	7,578,000
2015	715,000
2016 and thereafter	127,000
Total minimum payments required	8,420,000
Office rental [Member]
Operating Commitments [Line Items]
2014	9,607,000
2015	8,058,000
2016 and thereafter	18,840,000
Total minimum payments required	36,505,000
Fees for game development services and in-progress games [Member]
Operating Commitments [Line Items]
2014	6,498,000
2015	4,726,000
2016 and thereafter	13,412,000
Total minimum payments required	24,636,000
Others [Member]
Operating Commitments [Line Items]
2014	396,000
2015	0
2016 and thereafter	0
Total minimum payments required	$ 396,000